Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 97,600.0	$ 103,300.0
Deposits	569,315.0	540,369.0
Financial liabilities designated at fair value through profit or loss	207,914.0	192,130.0
Total deposits	1,506,760.0	1,421,158.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	246.0	142.3
U.S. Federal Funds Deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,100.0	13,900.0
Deposits and Advances with the Federal Home Loan Bank [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	36,200.0	9,000.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	569,315.0	540,369.0
Covered Bondholders [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	75,400.0	54,000.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	810,200.0	779,900.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 140,700.0	$ 115,000.0